Debt (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Apr. 30, 2024	Apr. 30, 2024	Aug. 10, 2023
Debt Instrument [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50
Subsequent Event
Debt Instrument [Line Items]
Warrants issued in the period (in shares)	130,805
Exercise price of warrants (in dollars per share)	$ 9.5562	$ 9.5562
Delayed draw commitment amount, percentage used in calculation in issuance of additional warrants	5.00%	5.00%
Warrant expiration period	7 years
Loan Facility | Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 50,000	$ 50,000
Proceeds from lines of credit		25,000
Loan Facility, Initial Commitment Amount | Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	25,000	25,000
Proceeds from lines of credit	25,000
Loan Facility, June 30, 2025 | Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	10,000	10,000
Loan Facility, December 31, 2025 | Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 15,000	$ 15,000